Intangible assets	6 Months Ended
Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

Note  14.            Intangible assets

Intangible assets and future amortization expenses consisted of the following:

	As at June 30,	As at December 31,
USD'000	2023 (unaudited)	2022
Intangible assets subject to amortization:
Patents	2,281	2,281
License agreements	1,699	1,699
Other intangibles	923	923
Total intangible assets gross	4,903	4,903
Accumulated amortization for:
Patents	(2,281)	(2,281)
License agreements	(1,699)	(1,698)
Other intangibles	(923)	(923)
Total accumulated amortization	(4,903)	(4,902)
Total intangible assets subject to amortization, net	—	1
Total intangible assets, net	—	1
Amortization charge for the 6 months to June 30,	1	2

The useful economic life of intangible assets is as follow:

•	Patents:	5 to 10 years

•	License agreements:	1 to 3 years

•	Other intangibles:	5 years